Revenue - Summary of Revenue From Transfer of Goods And Services (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 2,702,276	$ 2,922,230	$ 6,101,155	$ 3,893,739	$ 2,851,035
Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,298,596		3,551,847	2,847,120	1,434,442
At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	403,680		2,549,308	1,046,619	1,416,593
At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,702,276		6,101,155	3,893,739	2,851,035
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	403,860		2,549,308	1,046,619	1,416,593
Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,298,596		3,551,847	2,847,120	1,434,442
Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,702,456		6,101,155	3,893,739	2,851,035
Battery Technology | Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,298,596		3,551,847	2,847,120	1,434,442
Battery Technology | At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	403,680		2,549,308	1,046,619	1,416,593
Battery Technology | At a point in time and Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,702,276		6,101,155	3,893,739	2,851,035
Battery Technology | Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	403,860		2,549,308	1,046,619	1,416,593
Battery Technology | Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	2,298,596		3,551,847	2,847,120	1,434,442
Battery Technology | Hardware and consulting Sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 2,702,456		$ 6,101,155	$ 3,893,739	$ 2,851,035